Segment reporting (Details)	12 Months Ended
	Oct. 31, 2021 USD ($) segment	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Disclosure of geographical areas [line items]
Number of operating segments | segment	1
Revenue	$ 7,374,876	$ 792,254	$ 48,160
Non-current assets	$ 53,399,223	$ 9,461,668	$ 1,060,792
Customer A
Disclosure of geographical areas [line items]
Main customers as a percentage of revenue	42.00%	67.00%	0.00%
Main customers as a percentage of accounts receivable	53.00%	90.00%	0.00%
Customer B
Disclosure of geographical areas [line items]
Main customers as a percentage of revenue	52.00%	0.00%	0.00%
Main customers as a percentage of accounts receivable	45.00%	0.00%	0.00%
Canada
Disclosure of geographical areas [line items]
Revenue	$ 2,999,249	$ 792,254	$ 48,160
Non-current assets	15,476,877	3,395,049	1,060,792
United States
Disclosure of geographical areas [line items]
Revenue	4,375,627	0	0
Non-current assets	$ 37,922,346	$ 6,066,619	$ 0